SCHEDULE OF INVENTORY (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 117,093	$ 218,090
Work in process	876,021	1,082,350
Finished goods	2,523,455	3,054,909
Inventory, gross	3,516,569	4,355,349
Less: inventory allowance	(146,684)	(152,186)
Inventory, net	$ 3,369,885	$ 4,203,163